Initial Public Offering - Additional Information (Detail) - USD ($)		5 Months Ended		9 Months Ended
	Dec. 15, 2020	Dec. 31, 2020	Dec. 31, 2020	Sep. 30, 2021	Dec. 31, 2021
Shares issued during period new issues	17,250,000
Share price	$ 10.20
Proceeds from initial public offering	$ 172,500,000	$ 172,500,000	$ 172,500,000
Offering costs	9,200,000
Deferred underwriting expense	6,900,000
Underwriting commission reimbursement	$ 1,700,000
Exercise price of warrants					$ 11.50
Public Warrant [Member]
Description of class of warrant or right	Each Unit consists of one share of Class A common stock, and one-half of one redeemable warrant
Exercise price of warrants	$ 11.50
Anchor Investors [Member]
Shares issued during period new issues	4,944,550
IPO [Member]
Shares issued during period new issues	17,250,000
Share price	$ 10.00
Over-Allotment Option [Member]
Shares issued during period new issues	2,250,000
Common Class A [Member]
Proceeds from initial public offering			$ 172,500,000	$ 172,500,000
Number of securities called by each warrant	1